Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2017
Concentrations of Credit Risk and Major Customers and Suppliers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 15 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

The Company did not conduct any operations nor generate any revenues in the period from inception (April 27, 2015) to December 31, 2015. For the years ended December 31, 2017 and 2016, customers accounting for 10% or more of the Company’s revenues were as follows:

	For the Years Ended December 31,
Customers	2017	2016
IIG Ltd.	18%	37%
A	15%	19%
B	10%	*	%
C	11%	*	%
D	11%	*	%
E	11%	-%

* Less than 10%

As of December 31, 2017, receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 30%, 16%, 15%, 13% and 11%, respectively, of the total net accounts receivable from both related party and third parties. As of December 31, 2016, IIG Ltd. and two other customers accounted for 13%, 34%, and 27%, respectively, of the total net accounts receivable.

Suppliers

The Company did not conduct any operations nor make any purchase in the period from inception (April 27, 2015) to December 31, 2015. For the years ended December 31, 2017 and 2016, suppliers accounting for 10% or more of the Company’s purchases were as follows:

	For the Years Ended December 31,
Suppliers	2017	2016
A	10%	15%
B	10%	* %
C	21%	29%

* Less than 10%

As of December 31, 2017, one supplier accounted for 100% of the Company’s total current outstanding accounts payable. No supplier accounted for more than 10% of the Company’s accounts payable as of December 31, 2016.